CONSOLIDATED BALANCE SHEETS	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
ASSETS
Cash and cash equivalents	$ 114,389,028	¥ 746,388,408	¥ 1,005,980,251
Restricted cash (including RMB449,978,760 and RMB476,854,616 from Consolidated Trusts as of December 31, 2019 and 2020, respectively)	130,595,324	852,134,486	514,323,181
Accounts receivable and contract assets, net of allowance of RMB192,909,907 and RMB38,681,680 as of December 31, 2019 and 2020, respectively	63,342,085	413,307,108	771,154,249
Short-term investment	919,540	6,000,000
Loans receivable from Xiaoying	189,429,343	1,236,026,461	289,553,016
Loans at fair value (including RMB2,782,332,885 and RMB1,585,731,888 from Consolidated Trusts as of December 31, 2019 and 2020, respectively)	243,024,044	1,585,731,888	2,782,332,885
Deposits to institutional cooperators, net	139,145,346	907,923,380	518,720,216
Prepaid expenses and other current assets, net (including RMB37,073,985 and RMB11,359,212 from Consolidated Trusts as of December 31, 2019 and 2020, respectively)	61,881,428	403,776,319	707,449,614
Financial guarantee derivative	45,659,474	297,928,066	719,962,262
Deferred tax assets, net	92,820,321	605,652,593	465,441,419
Long-term investments	45,305,012	295,615,200	292,142,341
Property and equipment, net	1,706,758	11,136,599	20,138,951
Intangible assets, net	5,737,993	37,440,407	35,126,704
Other non-current assets	7,886,338	51,458,356	68,771,724
TOTAL ASSETS	1,149,120,262	7,498,009,708	8,280,632,478
LIABILITIES
Payable to investors at fair value (including RMB3,006,349,475and RMB1,914,183,650 from the consolidated VIEs, without recourse to the Company as of December 31, 2019 and 2020, respectively)	293,361,480	1,914,183,650	3,006,349,475
Payable to institutional funding partners	223,815,340	1,460,395,100
Guarantee liabilities (including RMB11,140,899 and nil from the consolidated VIEs, without recourse to the Company as of December 31, 2019 and 2020, respectively)	1,500,326	9,789,626	17,475,303
Financial guarantee derivative (including nil and RMB130,442,090 from the consolidated VIEs, without recourse to the Company as of December 31, 2019 and 2020, respectively)	19,991,125	130,442,090
Short-term bank borrowings (including nil and RMB18,700,000 from the consolidated VIEs, without recourse to the Company as of December 31, 2019 and 2020, respectively)	53,723,372	350,545,000
Accrued payroll and welfare (including RMB22,677,991 and RMB10,017,308 from the consolidated VIEs, without recourse to the Company as of December 31, 2019 and 2020, respectively)	5,330,396	34,780,834	63,648,476
Other tax payable (including RMB34,725,447 and RMB37,103,700 from the consolidated VIEs, without recourse to the Company as of December 31, 2019 and 2020, respectively)	11,199,578	73,077,245	58,085,777
Income tax payable (including RMB227,047,349 and RMB76,235,899 from the consolidated VIEs, without recourse to the Company as of December 31, 2019 and 2020, respectively)	11,634,774	75,916,903	340,995,447
Deposit payable to channel cooperators	3,290,764	21,472,235	108,923,460
Accrued expenses and other current liabilities (including RMB103,479,695 and RMB230,564,165 from the consolidated VIEs, without recourse to the Company as of December 31, 2019 and 2020, respectively)	49,616,618	323,748,430	274,439,480
Other non-current liabilities (including RMB26,683,382 and RMB1,739,541 from the consolidated VIEs, without recourse to the Company as of December 31, 2019 and 2020, respectively)	4,232,175	27,614,943	42,299,924
Deferred tax liabilities (including RMB688,209 and nil from the consolidated VIEs, without recourse to the Company as of December 31, 2019 and 2020, respectively)			1,309,468
TOTAL LIABILITIES	677,695,948	4,421,966,056	3,913,526,810
Commitments and Contingencies (Note 16)
Equity:
Common shares (US$0.0001 par value; 1,000,000,000 and 1,000,000,000 shares authorized, 320,667,943 and 323,117,943 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	31,091	202,870	201,240
Additional paid-in capital	470,198,503	3,068,045,239	2,987,363,137
Retained earnings (accumulated deficit)	(2,230,060)	(14,551,146)	1,311,194,007
Other comprehensive income	3,227,444	21,059,073	67,100,802
Total X Financial shareholders' equity	471,226,978	3,074,756,036	4,365,859,186
Non-controlling interests	197,336	1,287,616	1,246,482
TOTAL EQUITY	471,424,314	3,076,043,652	4,367,105,668
TOTAL LIABILITIES AND EQUITY	1,149,120,262	7,498,009,708	8,280,632,478
Xiaoying Housing Loan
ASSETS
Accounts receivable and contract assets, net of allowance of RMB192,909,907 and RMB38,681,680 as of December 31, 2019 and 2020, respectively			934,741
Loans receivable from Xiaoying	7,278,228	47,490,437	89,535,665
LIABILITIES
Guarantee liabilities (including RMB11,140,899 and nil from the consolidated VIEs, without recourse to the Company as of December 31, 2019 and 2020, respectively)			129,996
Xiaoying Credit Loans And Revolving Loans
ASSETS
Loans receivable from Xiaoying	$ 189,429,343	¥ 1,236,026,461	¥ 289,553,016